GENERAL (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Goodwill	$ 747,976	$ 747,976
Stockholders' Equity Attributable to Parent	1,702,653	7,238,572
Working capital deficit	4,274,383
Retained Earnings (Accumulated Deficit)	17,423,930	17,651,482
Net Cash Provided by (Used in) Operating Activities	$ 2,552,547	$ 1,430,395